Loans (Schedule Of Loans By Portfolio Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 19,589,520	[1]	$ 17,686,502	[1]	$ 16,230,166
Allowance for loan losses	202,068		210,242		232,448	$ 253,809
Total net loans	19,387,452		17,476,260
Commercial Financial And Industrial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	12,148,087		10,436,390		9,007,286
Allowance for loan losses	89,398		73,637		67,011	86,446
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	2,135,523		1,674,935		1,277,717
Allowance for loan losses	33,852		25,159		18,574	10,603
Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	4,523,752	[2]	4,766,518	[2]	5,048,071
Allowance for loan losses	50,357		80,614		113,011	126,785
Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	423,125		454,123		538,961
Allowance for loan losses	16,289		18,947		19,122	22,491
Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	359,033		354,536		358,131
Allowance for loan losses	12,172		11,885		$ 14,730	$ 7,484
Restricted And Secured Consumer Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 35,900		$ 52,800

[1]	December 31, 2016 and 2015 include $28.5 million and $29. 7 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.
[2]

Balances as of December 31, 201 6 and 2015, include $ 35.9 million and $ 52.8 million of restricted real estate loans, respectively. See Note 21 - Variable Interest Entities for additional information.